Share Capital - Schedule of Assumptions Used to Estimate Fair Value of Warrants (Detail) (Series D Warrants [Member], USD $)	0 Months Ended
	May 22, 2012	May 22, 2012
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.33	$ 10.33
Theoretical ex-rights share price	$ 8.62	$ 8.62
Risk-free interest rate	0.46%
Expected life	3 years
Expected volatility	60.00%
Expected dividends